Share-Based Compensation - Summary of Options Activity (Detail) - Stock Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, beginning of period	333,108	207,432
Number of Shares, Granted	669,658	148,929	89,641	111,036
Exercised		0
Number of Shares, Forfeited, canceled or expired		(23,253)
Number of Shares, Outstanding, end of period		333,108	207,432
Number of Shares, Exercisable, end of period	169,926	92,435
Weighted Average Grant Date Fair Value, Outstanding, beginning of period	$ 21.21	$ 23.12
Weighted Average Grant Date Fair Value, Forfeited, canceled or expired		21.09
Weighted Average Grant Date Fair Value, Outstanding, end of period		21.21	$ 23.12
Weighted Average Grant Date Fair Value, Exercisable, end of period		$ 22.33